T. ROWE PRICE Emerging Markets Bond Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.4%
Government Bonds 1.4%
Republic of Albania, 3.50%, 6/16/27 (EUR)  145,000 152
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 17,725,000 17,228
Republic of Albania, 3.50%, 11/23/31 (EUR)  22,200,000 21,578
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 12,680,000 14,083
Republic of Albania, 5.90%, 6/9/28 (EUR)  1,696,000 1,884
Total Albania (Cost
$54,463
)
54,925
ANGOLA 3.4%
Government Bonds 3.4%
Republic of Angola, 8.00%, 11/26/29 (USD)  64,455,000 60,189
Republic of Angola, 8.25%, 5/9/28 (USD)  48,105,000 46,446
Republic of Angola, 8.75%, 4/14/32 (USD) (1) 360,000 332
Republic of Angola, 8.75%, 4/14/32 (USD)  7,240,000 6,673
Republic of Angola, 9.125%, 11/26/49 (USD)  14,900,000 12,648
Republic of Angola, 9.375%, 5/8/48 (USD)  5,550,000 4,803
Republic of Angola, 9.50%, 11/12/25 (USD)  5,535,000 5,645
Total Angola (Cost
$132,827
)
136,736
ARGENTINA 1.4%
Government Bonds 1.4%
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  33,000,000 17,368
Republic of Argentina, STEP, 3.625%, 7/9/35 (USD)  50,292,679 20,976
Republic of Argentina, STEP, 4.25%, 1/9/38 (USD)  43,680,279 20,346
Total Argentina (Cost
$57,922
)
58,690
BAHAMAS 0.7%
Government Bonds 0.7%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 23,325,000 21,155
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  7,075,000 6,417
Total Bahamas (Cost
$30,106
)
27,572
BAHRAIN 1.7%
Government Bonds 1.7%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 8,708,000 7,867
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  23,060,000 23,329
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  24,120,000 24,875

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  13,000,000 12,488
Total Bahrain (Cost
$72,605
)
68,559
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 14,111,235 13,427
Total Barbados (Cost
$13,731
)
13,427
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%, 7/15/32 (USD)  19,600,000 18,904
Total Bermuda (Cost
$19,456
)
18,904
BRAZIL 3.5%
Corporate Bonds 1.9%
Banco do Brasil, 6.00%, 3/18/31 (USD) (1) 6,820,000 6,863
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 9,755,000 9,390
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD) (1) 5,480,000 5,686
Cosan Luxembourg, 7.25%, 6/27/31 (USD) (1) 8,340,000 8,523
Cosan Overseas, 8.25% (USD) (2) 6,085,000 6,233
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  28,650,000 25,085
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 7,645,000 6,646
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  8,220,000 7,145
75,571
Government Bonds 1.6%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  31,475,000 6,142
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  164,577,000 31,583
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,058,000 7,257
Republic of Brazil, 6.125%, 3/15/34 (USD)  11,180,000 11,076
Republic of Brazil, 6.25%, 3/18/31 (USD)  7,325,000 7,476
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,540,000 3,570
67,104
Total Brazil (Cost
$142,659
)
142,675
BULGARIA 0.5%
Government Bonds 0.5%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 14,980,000 17,218
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  2,275,000 2,673
Total Bulgaria (Cost
$18,160
)
19,891

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 2.9%
Corporate Bonds 2.6%
AES Andes, VR, 6.35%, 10/7/79 (USD) (1)(3) 7,366,000 7,191
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(3) 12,974,000 12,855
Agrosuper, 4.60%, 1/20/32 (USD) (1) 13,900,000 12,018
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 16,850,000 14,710
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 11,200,000 10,256
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  10,677,000 8,727
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,432
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,397
Corp Nacional del Cobre de Chile, 5.125%, 2/2/33 (USD) (1) 5,670,000 5,412
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (USD) (1) 5,810,000 6,003
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  12,990,000 7,878
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,025,000 2,706
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 13,055,000 10,850
107,435
Government Bonds 0.3%
Republic of Chile, 3.25%, 9/21/71 (USD)  11,500,000 7,285
Republic of Chile, 3.50%, 1/31/34 (USD)  3,080,000 2,704
9,989
Total Chile (Cost
$134,922
)
117,424
CHINA 1.4%
Government Bonds 1.4%
People's Republic of China, Series INBK, 2.62%, 6/25/30  126,500,000 17,764
People's Republic of China, Series INBK, 3.27%, 11/19/30  41,800,000 6,125
People's Republic of China, Series 1916, 3.12%, 12/5/26  235,000,000 33,425
Total China (Cost
$60,339
)
57,314
COLOMBIA 3.7%
Corporate Bonds 1.1%
Banco Davivienda, VR, 6.65% (USD) (1)(2)(3) 3,920,000 2,759
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,424
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 11,305
Bancolombia, VR, 4.625%, 12/18/29 (USD) (3) 11,790,000 11,500
Ecopetrol, 6.875%, 4/29/30 (USD)  2,240,000 2,188
Ecopetrol, 8.375%, 1/19/36 (USD)  8,810,000 8,899

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ecopetrol, 8.875%, 1/13/33 (USD)  4,510,000 4,773
42,848
Government Bonds 2.5%
Republic of Colombia, 3.00%, 1/30/30 (USD)  2,918,000 2,427
Republic of Colombia, 3.125%, 4/15/31 (USD)  23,025,000 18,453
Republic of Colombia, 4.125%, 5/15/51 (USD)  9,615,000 5,991
Republic of Colombia, 4.50%, 3/15/29 (USD)  4,475,000 4,130
Republic of Colombia, 5.00%, 6/15/45 (USD)  36,700,000 26,718
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 17,501
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 8,185
Republic of Colombia, 8.00%, 11/14/35 (USD)  4,230,000 4,451
Republic of Colombia, 8.75%, 11/14/53 (USD)  4,010,000 4,366
Republic of Colombia, Series B, 7.00%, 3/26/31  49,235,300,000 10,979
103,201
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $— (USD) (4)(5) † 308
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $3,312 (USD) (4)(5) † 4,430
4,738
Total Colombia (Cost
$161,409
)
150,787
COSTA RICA 1.0%
Government Bonds 1.0%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,603
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  1,500,000 1,523
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  1,650,000 1,714
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (1) 26,605,000 28,303
Total Costa Rica (Cost
$37,817
)
40,143
DOMINICAN REPUBLIC 3.0%
Government Bonds 3.0%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 5,335,000 4,875
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 54,595,000 49,041
Dominican Republic, 4.875%, 9/23/32 (USD)  33,100,000 29,733
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 7,149
Dominican Republic, 5.875%, 1/30/60 (USD)  8,204,000 6,996
Dominican Republic, 6.85%, 1/27/45 (USD)  24,265,000 24,102
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 1,950,000 2,022
Total Dominican Republic (Cost
$122,978
)
123,918

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ECUADOR 1.2%
Government Bonds 1.2%
Republic of Ecuador, STEP, 3.50%, 7/31/35 (USD) (1) 4,003,728 2,118
Republic of Ecuador, STEP, 3.50%, 7/31/35 (USD)  7,300,000 3,861
Republic of Ecuador, STEP, 6.00%, 7/31/30 (USD) (1) 56,490,750 38,450
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (1) 7,889,978 3,917
Total Ecuador (Cost
$54,887
)
48,346
EGYPT 3.2%
Government Bonds 3.2%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  15,279,000 13,824
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  4,800,000 3,852
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  2,055,000 1,881
Arab Republic of Egypt, 7.50%, 1/31/27 (USD)  13,222,000 12,764
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  8,875,000 6,397
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  12,975,000 11,990
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  11,096,000 9,477
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 21,240,000 16,904
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  46,396,000 36,925
Arab Republic of Egypt, Treasury Bills, Series 364D, 24.998%,
6/25/24  14,000,000 280
Arab Republic of Egypt, Treasury Bills, Series 364D, 29.75%,
6/11/24  743,950,000 14,992
Total Egypt (Cost
$132,082
)
129,286
EL SALVADOR 0.7%
Government Bonds 0.7%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  9,230,000 8,874
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 830
Republic of El Salvador, 7.65%, 6/15/35 (USD)  26,556,000 20,267
Total El Salvador (Cost
$27,473
)
29,971
GHANA 0.6%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  7,900,000 7,780
7,780
Government Bonds 0.4%
Republic of Ghana, 6.375%, 2/11/27 (USD) (6) 15,795,000 8,147
Republic of Ghana, 8.125%, 1/18/26 (USD) (6) 4,530,000 2,399

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ghana, 8.627%, 6/16/49 (USD) (1)(6) 1,450,000 734
Republic of Ghana, 10.75%, 10/14/30 (USD)  8,510,000 5,818
17,098
Total Ghana (Cost
$25,072
)
24,878
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  1,856,239 1,736
Total Grenada (Cost
$1,692
)
1,736
GUATEMALA 1.7%
Government Bonds 1.7%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,438
Republic of Guatemala, 4.875%, 2/13/28 (USD)  9,000,000 8,701
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 1,813,000 1,734
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 6,155
Republic of Guatemala, 5.25%, 8/10/29 (USD) (1) 6,850,000 6,646
Republic of Guatemala, 5.375%, 4/24/32 (USD)  7,720,000 7,432
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 29,447,000 30,167
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 8,150,000 8,664
Total Guatemala (Cost
$72,182
)
70,937
INDIA 3.0%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,584,000 2,582
Greenko Power II, 4.30%, 12/13/28 (USD)  10,980,000 10,090
Reliance Industries, 2.875%, 1/12/32 (USD)  13,000,000 11,056
State Bank of India, 5.00%, 1/17/29 (USD)  9,860,000 9,783
33,511
Government Bonds 2.2%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,540,000 5,410
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  15,650,000 12,947
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  69,155,000 62,122
Republic of India, 7.18%, 8/14/33  821,000,000 9,929
90,408
Total India (Cost
$132,405
)
123,919

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 6.1%
Corporate Bonds 1.2%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  8,047,000 7,691
Minejesa Capital, 5.625%, 8/10/37 (USD)  22,250,000 20,260
Pertamina Persero, 5.625%, 5/20/43 (USD)  9,776,000 9,621
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,409
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,300,000 9,423
51,404
Government Bonds 4.9%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  31,150,000 27,569
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  13,335,000 13,046
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  200,000 197
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  2,761,000 2,706
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  37,670,000 37,460
Republic of Indonesia, 3.50%, 1/11/28 (USD)  3,412,000 3,241
Republic of Indonesia, 4.55%, 1/11/28 (USD)  3,600,000 3,552
Republic of Indonesia, 4.625%, 4/15/43 (USD)  45,480,000 42,626
Republic of Indonesia, 5.25%, 1/17/42 (USD)  21,720,000 21,774
Republic of Indonesia, Series FR64, 6.125%, 5/15/28  392,306,000,000 24,385
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  349,793,000,000 22,549
199,105
Total Indonesia (Cost
$273,725
)
250,509
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  500,000 472
Total Iraq (Cost
$463
)
472
ISRAEL 0.4%
Corporate Bonds 0.4%
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 15,800,000 15,563
Total Israel (Cost
$15,614
)
15,563
IVORY COAST 2.7%
Government Bonds 2.7%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  8,750,000 8,160
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  75,050,000 67,865
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  24,185,000 21,333

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 14,610,000 14,523
Total Ivory Coast (Cost
$110,237
)
111,881
JAMAICA 0.6%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,564,554 5,822
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,628,545 2,331
8,153
Government Bonds 0.4%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,475,000 1,739
Government of Jamaica, 8.00%, 3/15/39 (USD)  12,930,000 15,385
17,124
Total Jamaica (Cost
$27,770
)
25,277
JORDAN 2.0%
Government Bonds 2.0%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  56,800,000 52,399
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 19,830,000 19,830
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,140,000 9,286
Total Jordan (Cost
$88,551
)
81,515
KAZAKHSTAN 0.4%
Corporate Bonds 0.4%
KazMunayGas National, 5.75%, 4/19/47 (USD)  16,645,000 14,500
Total Kazakhstan (Cost
$15,435
)
14,500
KENYA 1.4%
Government Bonds 1.4%
Republic of Kenya, 7.25%, 2/28/28 (USD)  41,614,000 39,821
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 376
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 518
Republic of Kenya, 9.75%, 2/16/31 (USD) (1) 14,960,000 15,362
Republic of Kenya, Series 8.5Y, 18.461%, 8/9/32  55,500,000 440
Total Kenya (Cost
$53,343
)
56,517

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 9,603
Total Kuwait (Cost
$10,581
)
9,603
MALAYSIA 0.8%
Government Bonds 0.8%
Government of Malaysia, Series 0318, 4.642%, 11/7/33  69,052,000 15,498
Government of Malaysia, Series 0419, 3.828%, 7/5/34  75,003,000 15,804
Total Malaysia (Cost
$31,681
)
31,302
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 486
Total Mauritius (Cost
$458
)
486
MEXICO 8.3%
Corporate Bonds 2.4%
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 9,000,000 9,015
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 3,975,000 4,082
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 12,870,000 11,969
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (3) 10,090,000 9,555
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(3) 6,170,000 6,397
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD) (1)(3) 17,930,000 18,945
Cemex, 5.45%, 11/19/29 (USD)  7,600,000 7,490
Cemex, VR, 9.125% (USD) (2)(3) 5,850,000 6,359
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 9,182,900 9,263
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,990,000 2,340
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  10,400,000 8,066
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD) (1) 5,958,000 4,652
98,133
Government Bonds 5.9%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  37,150,000 34,851
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  24,330,000 22,934
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  58,473,000 39,745
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  31,845,000 31,076
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  12,775,000 12,731
Petroleos Mexicanos, Series 13-2, 7.19%, 9/12/24  42,400,000 2,481
United Mexican States, 6.00%, 5/7/36 (USD)  18,180,000 18,258

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, 6.35%, 2/9/35 (USD)  18,880,000 19,511
United Mexican States, Series M, 7.75%, 5/29/31  1,058,167,000 58,549
240,136
Total Mexico (Cost
$353,079
)
338,269
MONGOLIA 0.0%
Government Bonds 0.0%
State of Mongolia, 4.45%, 7/7/31 (USD)  675,000 573
State of Mongolia, 5.125%, 4/7/26 (USD)  375,000 363
Total Mongolia (Cost
$936
)
936
MONTENEGRO 0.7%
Government Bonds 0.7%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 26,206,000 26,700
Total Montenegro (Cost
$26,349
)
26,700
MOROCCO 1.5%
Corporate Bonds 0.0%
OCP, 5.125%, 6/23/51 (USD)  325,000 246
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 209
455
Government Bonds 1.5%
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 16,275,000 13,105
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  12,195,000 9,820
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  39,125,000 26,803
Kingdom of Morocco, 6.50%, 9/8/33 (USD) (1) 11,740,000 12,151
61,879
Total Morocco (Cost
$66,007
)
62,334
NIGERIA 0.9%
Government Bonds 0.9%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 749
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 452
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,457
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,500,000 2,277
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 312
Republic of Nigeria, 7.875%, 2/16/32 (USD)  31,990,000 29,051

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Nigeria,Treasury Bill, Series 364D, 18.322%,
11/7/24  487,500,000 336
Total Nigeria (Cost
$29,281
)
34,634
NORTH MACEDONIA 0.0%
Government Bonds 0.0%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 345,000 390
Total North Macedonia (Cost
$366
)
390
OMAN 3.7%
Corporate Bonds 0.7%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 12,228
Oryx Funding, 5.80%, 2/3/31 (USD)  12,425,000 12,481
Oztel Holdings, 6.625%, 4/24/28 (USD)  4,629,000 4,770
29,479
Government Bonds 3.0%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 18,180,000 17,890
Sultanate of Oman, 4.75%, 6/15/26 (USD)  27,055,000 26,623
Sultanate of Oman, 5.375%, 3/8/27 (USD)  4,400,000 4,386
Sultanate of Oman, 5.625%, 1/17/28 (USD)  8,100,000 8,147
Sultanate of Oman, 6.50%, 3/8/47 (USD)  20,210,000 20,456
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 15,102
Sultanate of Oman, 6.75%, 10/28/27 (USD)  7,500,000 7,812
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 13,954
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 6,520,000 6,879
121,249
Total Oman (Cost
$149,908
)
150,728
PAKISTAN 0.4%
Government Bonds 0.4%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  16,731,000 12,914
Islamic Republic of Pakistan, 8.25%, 4/15/24 (USD)  950,000 946
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  475,000 448
Total Pakistan (Cost
$18,792
)
14,308
PANAMA 3.6%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 5,920,000 4,354
Banco General, VR, 5.25% (USD) (1)(2)(3) 6,420,000 5,486

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 13,190,000 10,361
20,201
Government Bonds 3.1%
Republic of Panama, 2.252%, 9/29/32 (USD)  44,800,000 32,097
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 373
Republic of Panama, 4.50%, 1/19/63 (USD)  17,370,000 11,174
Republic of Panama, 6.40%, 2/14/35 (USD)  68,520,000 64,877
Republic of Panama, 6.875%, 1/31/36 (USD)  6,200,000 6,060
Republic of Panama, 7.50%, 3/1/31 (USD)  330,000 343
Republic of Panama, 7.875%, 3/1/57 (USD)  9,000,000 9,117
Republic of Panama, 8.00%, 3/1/38 (USD)  4,170,000 4,379
128,420
Total Panama (Cost
$168,153
)
148,621
PARAGUAY 1.4%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 11,535,000 11,220
11,220
Government Bonds 1.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 5,653,000 4,603
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 9,290,000 8,960
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 217
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 1,838
Republic of Paraguay, 5.40%, 3/30/50 (USD)  24,949,000 22,000
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,996
Republic of Paraguay, 5.85%, 8/21/33 (USD) (1) 430,000 431
Republic of Paraguay, 6.00%, 2/9/36 (USD) (1) 2,870,000 2,911
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 973
46,929
Total Paraguay (Cost
$66,399
)
58,149
PERU 0.9%
Corporate Bonds 0.2%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,128
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,406,701 3,382
6,510
Government Bonds 0.7%
Republic of Peru, 2.78%, 12/1/60 (USD)  27,465,000 15,902
Republic of Peru, 3.30%, 3/11/41 (USD)  4,850,000 3,650
Republic of Peru, 3.55%, 3/10/51 (USD)  6,035,000 4,383

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Peru, 6.15%, 8/12/32  25,200,000 6,369
30,304
Total Peru (Cost
$47,762
)
36,814
PHILIPPINES 1.7%
Corporate Bonds 1.1%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,701
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 9,208
International Container Terminal Services, 4.75%, 6/17/30 (USD)  14,100,000 13,688
Manila Water, 4.375%, 7/30/30 (USD)  15,350,000 14,430
43,027
Government Bonds 0.6%
Republic of Philippines, 2.65%, 12/10/45 (USD)  35,000,000 23,282
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,240,000 1,226
24,508
Total Philippines (Cost
$82,456
)
67,535
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, 3.875%, 2/14/33 (EUR)  8,700,000 9,723
Republic of Poland, 5.50%, 4/4/53 (USD)  5,790,000 5,784
Total Poland (Cost
$14,974
)
15,507
QATAR 2.3%
Corporate Bonds 1.1%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 8,200,000 7,059
QatarEnergy, 2.25%, 7/12/31 (USD) (1) 12,615,000 10,593
QatarEnergy, 2.25%, 7/12/31 (USD)  13,800,000 11,588
QatarEnergy, 3.125%, 7/12/41 (USD) (1) 18,715,000 14,002
43,242
Government Bonds 1.2%
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 10,464
State of Qatar, 4.40%, 4/16/50 (USD)  3,200,000 2,833
State of Qatar, 4.817%, 3/14/49 (USD)  37,300,000 35,032
48,329
Total Qatar (Cost
$118,864
)
91,571

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 1.9%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 13,477,000 15,438
15,438
Government Bonds 1.5%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,512
Republic of Romania, 2.875%, 4/13/42 (EUR) (1) 6,965,000 5,162
Republic of Romania, 4.00%, 2/14/51 (USD) (1) 5,684,000 4,038
Republic of Romania, 4.00%, 2/14/51 (USD)  35,000,000 24,868
Republic of Romania, 5.50%, 9/18/28 (EUR)  16,380,000 18,254
Republic of Romania, 6.375%, 1/30/34 (USD) (1) 8,248,000 8,379
63,213
Total Romania (Cost
$93,049
)
78,651
SAUDI ARABIA 2.5%
Corporate Bonds 0.5%
Gaci First Investment, 5.125%, 2/14/53 (USD)  21,446,000 18,626
18,626
Government Bonds 2.0%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,637
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 4,231
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (USD) (1) 12,670,000 12,588
Kingdom of Saudi Arabia, 4.875%, 7/18/33 (USD)  5,800,000 5,774
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  14,550,000 13,275
KSA Sukuk, 2.969%, 10/29/29 (USD) (1) 3,140,000 2,854
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  9,250,000 8,639
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  38,600,000 33,833
82,831
Total Saudi Arabia (Cost
$114,291
)
101,457
SENEGAL 1.0%
Government Bonds 1.0%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  15,000,000 14,620
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 1,300,000 1,112
Republic of Senegal, 6.25%, 5/23/33 (USD)  30,030,000 25,671
Total Senegal (Cost
$42,273
)
41,403

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.8%
Government Bonds 1.8%
Republic of Serbia, 2.125%, 12/1/30 (USD)  57,250,000 45,510
Republic of Serbia, 6.25%, 5/26/28 (USD) (1) 11,930,000 12,199
Republic of Serbia, 6.50%, 9/26/33 (USD)  17,020,000 17,401
Total Serbia (Cost
$81,163
)
75,110
SLOVENIA 0.4%
Corporate Bonds 0.4%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (3) 15,800,000 17,545
Total Slovenia (Cost
$17,535
)
17,545
SOUTH AFRICA 1.6%
Corporate Bonds 0.5%
Transnet, 8.25%, 2/6/28 (USD) (1) 11,440,000 11,405
Transnet, 8.25%, 2/6/28 (USD)  8,725,000 8,699
20,104
Government Bonds 1.1%
Republic of South Africa, 5.65%, 9/27/47 (USD)  19,120,000 13,931
Republic of South Africa, 5.875%, 4/20/32 (USD)  7,175,000 6,476
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 8,323
Republic of South Africa, 7.30%, 4/20/52 (USD)  9,580,000 8,323
Republic of South Africa, Series 2035, 8.875%, 2/28/35  224,365,000 9,459
46,512
Total South Africa (Cost
$74,235
)
66,616
SOUTH KOREA 0.5%
Corporate Bonds 0.3%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  10,930,000 10,894
POSCO, 5.75%, 1/17/28 (USD) (1) 2,140,000 2,173
13,067
Government Bonds 0.2%
Export-Import Bank of Korea, 5.00%, 1/11/28 (USD)  3,840,000 3,879
Export-Import Bank of Korea, 5.125%, 1/11/33 (USD)  1,910,000 1,950
5,829
Total South Korea (Cost
$18,792
)
18,896

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 1.8%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (4)(6) 1,449,000 1,055
1,055
Government Bonds 1.8%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (4)(6) 2,400,000 1,440
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (6) 36,575,000 21,943
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)(6) 32,615,000 19,568
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (4)(6) 48,350,000 29,009
71,960
Total Sri Lanka (Cost
$85,991
)
73,015
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  12,900,000 11,518
Total Supranational (Cost
$11,583
)
11,518
SURINAME 0.9%
Government Bonds 0.9%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (1)(7) 26,561,078 24,404
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 16,743,000 12,370
Total Suriname (Cost
$27,272
)
36,774
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  3,000,000 2,660
2,660
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD) (1) 7,967,000 7,964
7,964
Total Tanzania (Cost
$11,003
)
10,624

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 0.7%
Corporate Bonds 0.7%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 9,490,000 8,013
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  3,000,000 2,536
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1) 5,175,000 3,518
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  21,207,000 14,418
Total Thailand (Cost
$32,981
)
28,485
TÜRKIYE 2.9%
Government Bonds 2.9%
Republic of Turkiye, 4.25%, 4/14/26 (USD)  22,840,000 22,084
Republic of Turkiye, 4.875%, 10/9/26 (USD)  3,765,000 3,654
Republic of Turkiye, 4.875%, 4/16/43 (USD)  21,250,000 14,968
Republic of Turkiye, 6.00%, 1/14/41 (USD)  14,120,000 11,658
Republic of Turkiye, 6.50%, 9/20/33 (USD)  6,250,000 5,874
Republic of Turkiye, 7.625%, 5/15/34 (USD)  12,190,000 12,254
Republic of Turkiye, 8.60%, 9/24/27 (USD)  10,300,000 10,928
Republic of Turkiye, 9.375%, 3/14/29 (USD)  20,400,000 22,224
Republic of Turkiye, 9.375%, 1/19/33 (USD)  10,680,000 11,897
Republic of Turkiye, 9.875%, 1/15/28 (USD)  3,260,000 3,596
Total Türkiye (Cost
$117,764
)
119,137
UKRAINE 0.3%
Government Bonds 0.3%
Government of Ukraine, 7.375%, 9/25/34 (USD) (6) 39,540,000 11,763
Total Ukraine (Cost
$10,891
)
11,763
UNITED ARAB EMIRATES 0.8%
Corporate Bonds 0.8%
DP World Crescent, 3.875%, 7/18/29 (USD)  10,600,000 9,955
Emirates NBD Bank, VR, 6.125% (USD) (2)(3) 10,900,000 10,872
Ruwais Power, 6.00%, 8/31/36 (USD)  11,795,000 11,852
32,679
Government Bonds 0.0%
Emirate of Dubai, 3.90%, 9/9/50 (USD)  2,330,000 1,728
1,728
Total United Arab Emirates (Cost
$37,275
)
34,407

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition date: 8/23/18,
Cost $— (EUR) (4)(5)(8) 3,975,047 21
Total United Kingdom (Cost
$–
)
21
UNITED STATES 0.5%
Corporate Bonds 0.5%
Hyundai Capital America, 5.60%, 3/30/28 (1) 6,730,000 6,798
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 17,835,000 14,892
Total United States (Cost
$24,792
)
21,690
URUGUAY 0.4%
Government Bonds 0.4%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  15,120,000 15,982
Total Uruguay (Cost
$16,014
)
15,982
UZBEKISTAN 0.0%
Government Bonds 0.0%
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (1) 1,000,000 1,047
Total Uzbekistan (Cost
$990
)
1,047
VENEZUELA 2.2%
Government Bonds 2.2%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (4)(6) 43,175,000 4,106
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (4)(6) 76,165,000 7,274
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (4)(6) 8,566,000 821
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (4)(6) 13,761,000 11,120
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (4)(6) 386,635,000 40,597
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (4)(6) 40,163,000 5,081
Republic of Venezuela, 6.00%, 12/9/20 (USD) (4)(6) 36,325,000 5,092
Republic of Venezuela, 7.75%, 10/13/19 (USD) (4)(6) 57,970,000 8,226
Republic of Venezuela, 9.25%, 9/15/27 (USD) (4)(6) 9,000,000 1,627
Republic of Venezuela, 11.75%, 10/21/26 (USD) (4)(6) 13,100,000 2,430
Republic of Venezuela, 12.75%, 8/23/22 (USD) (4)(6) 8,300,000 1,452
Total Venezuela (Cost
$314,168
)
87,826

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VIETNAM 0.3%
Corporate Bonds 0.2%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 6,219,004 5,950
5,950
Government Bonds 0.1%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  400,000 397
Socialist Republic of Vietnam, Series 30YR, FRN, 6M USD
LIBOR + 0.813%, 6.50%, 3/13/28 (USD)  4,750,000 4,594
4,991
Total Vietnam (Cost
$11,143
)
10,941
ZAMBIA 0.1%
Government Bonds 0.1%
Republic of Zambia, 5.375%, 9/20/22 (USD) (4)(6) 6,526,000 4,340
Total Zambia (Cost
$2,768
)
4,340
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.39% (9)(10) 34,267,742 34,268
Total Short-Term Investments (Cost $34,268) 34,268
Total Investments in Securities 98.2%
(Cost $4,456,612) $ 4,005,675
Other Assets Less Liabilities 1.8% 73,395
Net Assets 100.0% $ 4,079,070
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$910,980 and represents 22.3% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,759 and represents 0.1% of net assets.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/5/24 USD 19,359 IDR 307,130,436 $ (2)
Bank of America 4/12/24 USD 26,901 MXN 460,671 (748)
Bank of America 6/7/24 USD 31,324 MYR 149,386 (76)
Barclays Bank 4/5/24 USD 19,294 KRW 25,996,216 (12)
Barclays Bank 6/14/24 USD 68,183 CNH 487,744 784
Barclays Bank 7/5/24 KRW 25,996,216 USD 19,386 (26)
BNP Paribas 4/5/24 USD 19,555 KRW 25,994,147 251
BNP Paribas 5/24/24 EUR 5,326 USD 5,784 (25)
BNP Paribas 6/4/24 BRL 43,085 USD 8,669 (133)
BNP Paribas 7/12/24 USD 9,902 ZAR 187,044 114
Citibank 4/5/24 USD 2,832 INR 236,044 2
Citibank 5/24/24 EUR 3,040 USD 3,318 (30)
Deutsche Bank 4/5/24 IDR 766,332,262 USD 48,469 (160)
Deutsche Bank 4/5/24 USD 20,468 IDR 318,820,156 369
Deutsche Bank 4/5/24 USD 7,170 INR 598,328 (3)
Deutsche Bank 7/5/24 USD 48,340 IDR 766,332,262 189
Goldman Sachs 4/3/24 TWD 606,816 USD 19,061 (98)
Goldman Sachs 4/5/24 USD 28,286 IDR 439,565,778 576
Goldman Sachs 5/24/24 EUR 4,423 USD 4,795 (12)
Goldman Sachs 6/4/24 USD 37,582 BRL 189,389 60
Goldman Sachs 7/5/24 USD 19,175 TWD 606,816 112
HSBC Bank 4/3/24 USD 19,541 TWD 606,816 579
HSBC Bank 4/5/24 IDR 299,184,108 USD 19,167 (307)
HSBC Bank 4/5/24 INR 782,697 USD 9,394 (11)
HSBC Bank 4/5/24 KRW 51,990,363 USD 39,091 (482)
JPMorgan Chase 5/24/24 EUR 2,071 USD 2,268 (28)
Morgan Stanley 4/5/24 USD 6,329 PEN 23,492 15
Morgan Stanley 4/12/24 MXN 18,900 USD 1,120 15
Morgan Stanley 4/12/24 USD 13,476 MXN 232,068 (452)
Morgan Stanley 5/24/24 EUR 3,224 USD 3,522 (36)
Morgan Stanley 6/7/24 USD 9,444 COP 37,776,748 (214)
RBC Dominion Securities 4/12/24 USD 10,097 MXN 173,185 (297)
State Street 5/24/24 USD 209,807 EUR 193,989 49
UBS Investment Bank 4/12/24 USD 10,209 MXN 176,517 (385)
UBS Investment Bank 6/7/24 USD 3,109 COP 12,424,910 (68)
Wells Fargo 4/5/24 PEN 11,746 USD 3,149 8
Wells Fargo 4/5/24 PEN 11,746 USD 3,173 (16)
Wells Fargo 6/7/24 USD 3,116 COP 12,550,415 (93)
Wells Fargo 7/5/24 USD 3,169 PEN 11,746 17
Wells Fargo 7/5/24 USD 3,145 PEN 11,746 (8)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (582)

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 559 Euro BUND contracts 6/24 (80,438) $ (674)
Short, 155 U.S. Treasury Notes ten year contracts 6/24 (17,174) 145
Long, 1,444 Ultra U.S. Treasury Bonds contracts 6/24 186,276 2,593
Net payments (receipts) of variation margin to date (1,371)
Variation margin receivable (payable) on open futures contracts $ 693

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 264+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 43,009  ¤  ¤ $ 34,268^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $264 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,268.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it

T. ROWE PRICE Emerging Markets Bond Fund

with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,966,648 $ — $ 3,966,648
Common Stocks — — 21 21
Private Investment Company
2
— — — 4,738
Short-Term Investments 34,268 — — 34,268
Total Securities 34,268 3,966,648 21 4,005,675
Forward Currency Exchange
Contracts — 3,140 — 3,140
Futures Contracts* 2,738 — — 2,738
Total $ 37,006 $ 3,969,788 $ 21 $ 4,011,553
Liabilities
Forward Currency Exchange
Contracts $ — $ 3,722 $ — $ 3,722
Futures Contracts* 674 — — 674
Total $ 674 $ 3,722 $ — $ 4,396
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F110-054Q1 03/24